BETTER 10K - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collateral Pledged
Short-Term Debt [Line Items]
Average days loans held for sale	21 days	21 days	14 days	17 days	18 days	20 days
Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Weighted average interest rate (as a percent)			6.92%	4.94%	6.00%	2.36%
Compensating balances	$ 18.8		$ 18.8		$ 15.0	$ 29.0